AOT GROWTH AND INNOVATION ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 12.0%
Advertising - 2.7%
AppLovin Corp. - Class A (a)	9,324	$2,909,647

Interactive Media & Services - 8.6%
Alphabet, Inc. - Class A	9,809	3,328,684
Alphabet, Inc. - Class C	12,585	4,221,135
Meta Platforms, Inc. - Class A	2,020	1,156,127
Reddit, Inc. - Class A (a)	3,553	525,169
		9,231,115
Movies & Entertainment - 0.7%
Netflix, Inc. (a)	8,134	659,261
Spotify Technology SA (a)	274	148,952
		808,213
Total Communication Services		12,948,975

Consumer Discretionary - 7.3%
Broadline Retail - 7.3%
Amazon.com, Inc. (a)	17,483	4,541,559
MercadoLibre, Inc. (a)	879	1,701,920
Sea Ltd. - ADR (a)	14,713	1,669,631
Total Consumer Discretionary		7,913,110

Financials - 15.0%
Asset Management & Custody Banks - 0.2%
State Street Corp.	1,379	263,913

Consumer Finance - 0.6%
SoFi Technologies, Inc. (a)	36,766	657,376

Diversified Banks - 3.0%
NU Holdings Ltd. - Class A (a)	218,234	3,175,305

Financial Exchanges & Data - 0.2%
Coinbase Global, Inc. - Class A (a)	849	159,714

Investment Banking & Brokerage - 5.6%
Charles Schwab Corp.	13,509	1,483,558
LPL Financial Holdings, Inc.	678	250,951
Robinhood Markets, Inc. - Class A (a)	30,333	3,179,202

AOT GROWTH AND INNOVATION ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Virtu Financial, Inc. - Class A	17,262	$1,133,078
		6,046,789
Transaction & Payment Processing Services - 5.4%
Remitly Global, Inc. (a)	31,917	853,461
Toast, Inc. - Class A (a)	145,555	4,961,970
		5,815,431
Total Financials		16,118,528

Health Care - 0.4%
Health Care Technology - 0.4%
Veeva Systems, Inc. - Class A (a)	1,454	415,393

Industrials - 0.5%
Electrical Components & Equipment - 0.5%
Vertiv Holdings Co. - Class A	1,991	515,111

Information Technology - 64.5% (b)
Application Software - 6.6%
Adobe, Inc. (a)	6,585	1,928,022
Autodesk, Inc. (a)	2,424	626,677
Circle Internet Group, Inc. (a)	1,711	163,486
HubSpot, Inc. (a)	869	227,122
Intuit, Inc.	508	182,524
Salesforce, Inc.	15,583	4,013,246
		7,141,077
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	2,479	485,115
Lumentum Holdings, Inc. (a)	192	175,634
		660,749
Internet Services & Infrastructure - 2.7%
DigitalOcean Holdings, Inc. (a)	2,664	294,878
Shopify, Inc. - Class A (a)	18,018	2,655,313
		2,950,191
Semiconductors - 43.1% (b)
Advanced Micro Devices, Inc. (a)	28,174	13,262,065
Broadcom, Inc.	4,030	1,492,470
Micron Technology, Inc.	11,407	10,936,233
NVIDIA Corp.	53,335	11,775,301
SK hynix, Inc. - ADR (a)	10,002	1,646,129
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	17,423	7,236,121
		46,348,319
Systems Software - 7.6%
Microsoft Corp.	9,529	4,833,966
Oracle Corp.	15,618	2,328,956

AOT GROWTH AND INNOVATION ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
ServiceNow, Inc. (a)	6,720	$994,493
		8,157,415
Technology Hardware, Storage & Peripherals - 3.9%
Sandisk Corp. (a)	2,341	3,667,645
Western Digital Corp.	1,236	556,880
		4,224,525
Total Information Technology		69,482,276
TOTAL COMMON STOCKS (Cost $69,428,051)		107,393,393

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.59% (c)	283,173	283,173
TOTAL MONEY MARKET FUNDS (Cost $283,173)		283,173

TOTAL INVESTMENTS - 100.0% (Cost $69,711,224)		$107,676,566
Other Assets in Excess of Liabilities - 0.0% (d)		7,475
TOTAL NET ASSETS - 100.0%		$107,684,041

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AOT GROWTH AND INNOVATION ETF

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

AOT Growth and Innovation ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$107,393,393	$—	$—	$107,393,393
Money Market Funds	283,173	—	—	283,173
Total Investments	$107,676,566	$—	$—	$107,676,566

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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